ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2017
ORDINARY SHARES AND STATUTORY RESERVE [Abstract]
ORDINARY SHARES AND STATUTORY RESERVE
12	ORDINARY SHARES AND STATUTORY RESERVE

(a)	Ordinary shares

As of December 31, 2014, 860,000,000 Class A ordinary shares and 40,000,000 Class B ordinary shares had been authorized, 52,445,782 ordinary shares had been issued and outstanding, of which 23,712,758 were Class A ordinary shares and 28,733,024 were Class B ordinary shares

From January 1, 2015 to December 31, 2015, a total of 18,158,128 Class B ordinary shares were converted to Class A ordinary shares. 3,043,652 Class A ordinary shares were issued upon exercise of share options and vesting of non-vested shares. From January 1, 2016 to December 31, 2016, a total of 1,679,647 Class B ordinary shares were converted to Class A ordinary shares. 2,141,043 Class A ordinary shares were issued upon exercise of share options and vesting of non-vested shares. From January 1, 2017 to December 31, 2017, a total of 1,689,190 Class B ordinary shares were converted into Class A ordinary shares. 1,915,758 Class A ordinary shares were issued upon exercise of share options and vesting of non-vested shares.

As of December 31, 2017, 860,000,000 Class A ordinary shares and 40,000,000 Class B ordinary shares have been authorized, 52,340,176 and 49,009,530 Class A ordinary shares have been issued and outstanding, respectively, and 7,206,059 Class B ordinary shares have been issued and outstanding.

(b)	Treasury shares

On August 20, 2015, the board of directors of the Company authorized a share repurchase plan under which the Company may repurchase up to RMB 133,556 of its ordinary shares over the next 12 months. The Company repurchased 926,113 ordinary shares on the open market with consideration of approximately RMB49,355 for the year ended December 31, 2015. For the year ended December 31, 2016, 648,867 ordinary shares were repurchased on the open market in the amount of RMB44,406.

In the second quarter of 2017, the board of directors has authorized a share repurchase plan under which the Company may repurchase up to US$30 million of its shares over the next 12 months. For the year ended December 31, 2017, 1,755,666 ordinary shares were repurchased on the open market in the amount of RMB161,342.

(c)	Statutory reserves

Under PRC rules and regulations, Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs (the “PRC Entities”) are required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. In addition, private schools (held by the PRC Entities) which require reasonable returns are required to appropriate 25% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory development fund, whereas in the case of private schools which do not require reasonable return, 25% of the annual increase of their net assets. The appropriation to these statutory reserves must be made before distribution of dividends to Tarena International can be made.

For the years ended December 31, 2015, 2016 and 2017, the PRC Entities made appropriations to the statutory reserves of RMB36,524, RMB40,491 and RMB38,563, respectively. As of December 31, 2016 and 2017, the accumulated balance of the statutory reserves was MB74,752, RMB115,243 and RMB153,806, respectively.

(d)	Dividend

On March 7, 2016, the Company’s board of directors approved to declare a cash dividend of US$0.15 per ordinary share to shareholders as of the close of trading on April 6, 2016. The aggregate amount of cash dividends was approximately RMB54,026, which was paid in May 2016.

On February 28, 2017, the Company’s board of directors approved to declare a cash dividend of US$0.16 per ordinary share to shareholders as of the close of trading on March 27, 2017. The aggregate amount of cash dividends was approximately RMB63,087, which was paid in May 2017.